Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable	12 Months Ended
Oct. 31, 2022
Notes to Financial Statements
Allowance for Doubtful Accounts for Trade Accounts Receivable Disclosure [Text Block]
(2)	Allowance for Doubtful Accounts for Trade Accounts Receivable

A summary of changes in the allowance for doubtful accounts for trade accounts receivable for the years ended October 31, 2022, 2021 and 2020 follows:

	Years ended October 31,
	2022	2021	2020
Balance at beginning of year	$61,527	$524,617	$99,562
Bad debt expense	8,116	10,750	425,055
Losses charged to allowance	—	(473,840)	—
Balance at end of year	$69,643	$61,527	$524,617